Expense Example, No Redemption (Vanguard Short-Term Corporate Bond Index Fund Institutional)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115